Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Federal
Current			$ 628,508	$ 2,325,087
Deferred			(747,528)	(903,665)
State
Current
Deferred
Change in valuation allowance			747,528	903,665
Income tax provision	$ (3,978)	$ (8,109)	$ 628,508	$ 2,325,087